Current Taxes and Deferred Taxes - Summary of Effect for Deferred Taxes Presented Assets and Liabilities (Detail) - CLP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of deferred income taxes [line items]
Allowances for loan losses	$ 208,859	$ 242,422
Accrued interest on past due portfolio	3,919	6,031
Unearned price differences	340	183
Personnel provisions	11,339	10,200
Miscellaneous provisions	54,579	1,693
Tax losses	57,248	51,546
Net tax value of amortizable assets	1,459	2,231
Depreciation of property, plant and equipment	(29,541)	(30,971)
Lease division and others	17,249	10,803
Mark to market of financial instruments	(34,892)	37,727
Ita-Corpbanca business combination	(17,399)	(30,263)
Others	1,326	9,074
IFRS 16 leases effect	(2,275)	1,643
Totals assets (liabilities), net	272,211	312,319
Deferred Income Tax Liabilities [Member]
Disclosure of deferred income taxes [line items]
Personnel provisions		17
Depreciation of property, plant and equipment		(274)
Others		20
Totals assets (liabilities), net		(237)
Deferred Income Tax Assets [Member]
Disclosure of deferred income taxes [line items]
Allowances for loan losses	208,859	242,422
Accrued interest on past due portfolio	3,919	6,031
Unearned price differences	340	183
Personnel provisions	11,339	10,183
Miscellaneous provisions	54,579	1,693
Tax losses	57,248	51,546
Net tax value of amortizable assets	1,459	2,231
Depreciation of property, plant and equipment	(29,541)	(30,697)
Lease division and others	17,249	10,803
Mark to market of financial instruments	(34,892)	37,727
Ita-Corpbanca business combination	(17,399)	(30,263)
Others	1,326	9,054
IFRS 16 leases effect	(2,275)	1,643
Totals assets (liabilities), net	$ 272,211	$ 312,556